Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	666,945,878	718,068,567
Weighted-average number of vested DSUs	640,507	701,138
Basic	667,586,385	718,769,705
Effect of stock options and TRSUs	624,332	1,423,800
Diluted	668,210,717	720,193,505